Debt Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 23, 2006
Debt Instrument [Line Items]
Notional Amount of Interest Rate Derivatives	$ 300,000,000
Debt Instrument, Face Amount		1,000,000,000	600,000,000
Debt Instrument, Interest Rate, Stated Percentage				3.85%
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	4,630,875,000	5,609,574,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.11%	0.05%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.25%	11.25%
Five Point Two Zero Percentage Fixed Rate Tax Exempt Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt Instrument, Maturity Date	Apr. 01, 2013
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	4,329,352,000	4,803,191,000
Weighted Average Interest Rate	5.70%	5.84%
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	$ 301,523,000	$ 806,383,000
Weighted Average Interest Rate	1.83%	1.67%
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Debt Instrument, Maturity Date Range, Start	Jan. 01, 2013	Jan. 01, 2012
Debt Instrument, Maturity Date Range, End	Jan. 01, 2013	Jan. 01, 2013
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.625%	4.625%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.57%	7.57%
Debt Instrument, Maturity Date Range, Start	Jan. 01, 2013	Jan. 01, 2012
Debt Instrument, Maturity Date Range, End	Jan. 01, 2026	Jan. 01, 2026